FORT HILLS (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint operations
Risk adjusted discount rate		7.50%	8.00%
Teck Resources Limited
Disclosure of joint operations
Consideration paid	$ 145
Fort Hills Energy Limited Partnership
Disclosure of joint operations
Interest purchased (as a percent)	1.05%
Interest (as a percent)	54.11%	54.11%	54.11%
Fort Hills Energy Limited Partnership | Teck Resources Limited
Disclosure of joint operations
Interest purchased (as a percent)				0.42%
Interest (as a percent)	21.31%
Fort Hills Energy Limited Partnership | Total
Disclosure of joint operations
Interest (as a percent)	24.58%